Average Annual Total Returns{- Growth Portfolio} - 02.28 VIP Growth Portfolio Investor PRO-10 - Growth Portfolio	VIP Growth Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Growth Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Growth Portfolio-Investor VIP Return Before Taxes Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	23.12%	26.19%	19.60%	25.85%	24.56%	19.39%